BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 31, 2022

to each Fund’s Summary Prospectuses and Prospectuses, each dated April 29, 2022

Effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:

The section of BlackRock LifePath® Index Retirement Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” and the section of BlackRock LifePath® Index Retirement Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index Retirement Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index Retirement Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2025 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” and the section of BlackRock LifePath® Index 2025 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2025 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2025 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2030 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” and the section of BlackRock LifePath® Index 2030 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2030 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2030 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than

10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2035 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” and the section of BlackRock LifePath® Index 2035 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2035 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2040 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” and the section of BlackRock LifePath® Index 2040 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2040 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2040 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2045 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” and the section of BlackRock LifePath® Index 2045 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2045 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2045 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2050 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” and the section of BlackRock LifePath® Index 2050 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2050 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2050 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2055 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” and the section of BlackRock LifePath® Index 2055 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2055 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2055 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2060 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” and the section of BlackRock LifePath® Index 2060 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2060 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

The section of BlackRock LifePath® Index 2065 Fund’s Summary Prospectuses entitled “Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” and the section of BlackRock LifePath® Index 2065 Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock LifePath® Index 2065 Fund — Performance Information” are supplemented as follows:

Effective May 31, 2022, the LifePath Index 2065 Fund Custom Benchmark against which the Fund measures its performance will be changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. Fund management believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the Fund invests. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. It is composed of the US Corporate Index and a non-corporate component that includes non-US agencies, sovereigns, supranationals and local authorities constrained by maturity. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government) with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities.

Shareholders should retain this Supplement for future reference.

ALLPRO-LPI-0522SUP

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